Convertible Notes Payable and Other Notes Payable (Tables)	9 Months Ended
Sep. 30, 2023
Convertible Notes Payable and Other Notes Payable
Convertible Notes Payable and Other Notes Payable
	September 30, 2023	December 31, 2022
Convertible notes payable, related party – current (Chen Note)	$-	$376,526
Other notes payable, related party - current	42,000	884,000
Other notes payable, related party - noncurrent	270,000	-
March 2025 Convertible Notes, related party – noncurrent (ASE Note)	2,000,000	-
March 2025 Convertible Notes – noncurrent (Lee Note)	1,000,000	-
Senior secured convertible notes payable (Lind Note) - fair value	2,000,000	-
	$5,312,000	$1,260,526